CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥) ¥ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 29, 2020 CNY (¥) ¥ / shares shares	Feb. 28, 2019 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 280,282	$ 43,300	¥ 389,049	¥ 335,643
Cost of revenue	(168,832)	(26,082)	(200,933)	(171,822)
Gross profit	111,450	17,218	188,116	163,821
General and administrative expenses	(116,972)	(18,071)	(139,370)	(128,349)
Sales and marketing expenses	(30,953)	(4,782)	(34,367)	(33,783)
Impairment loss on intangible assets and goodwill | ¥			(145,416)	(557)
Operating income (loss)	(36,475)	(5,635)	(131,037)	1,132
Subsidy income	11,898	1,838	9,572	4,150
Interest income, net	3,403	526	5,229	6,756
Other (expenses) income, net	1,900	294	11,080	(3,311)
Income (Loss) before income taxes and loss from equity method investments	(19,274)	(2,977)	(105,156)	8,727
Income tax expense	(4,760)	(735)	(4,189)	(10,116)
Loss from equity method investments	(3,852)	(595)	(224)	(81)
Net loss	(27,886)	(4,307)	(109,569)	(1,470)
Net (loss) income attributable to non-controlling interests	310	48	(76)	(869)
Net loss attributable to Four Seasons Education (Cayman) Inc.	¥ (28,196)	$ (4,355)	¥ (109,493)	¥ (601)
Net income (loss) per ordinary share:
- Basic | (per share)	¥ (1.22)	$ (0.19)	¥ (4.63)	¥ (0.02)
- Diluted | (per share)	¥ (1.22)	$ (0.19)	¥ (4.63)	¥ (0.02)
Weighted average shares used in calculating net loss per ordinary share:
- Basic	23,131,195	23,131,195	23,668,916	24,053,492
- Diluted	23,131,195	23,131,195	23,668,916	24,053,492